U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD
PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE
PREPARING FORM.
1.	Name and address of issuer:	GMO Trust
					40 Rowes
Wharf
					Boston, MA
02110

2.	The name of each series or class of securities for
which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the
box but do not list series or classes):
	[   ]
GMO Alpha Only Fund
GMO Asset Allocation Bond Fund
GMO Benchmark-Free Fund
GMO Benchmark-Free Allocation Fund
GMO Climate Change Fund
GMO Core Plus Bond Fund
GMO Currency Hedged International Bond Fund
GMO Emerging Countries Fund
GMO Emerging Country Debt Fund
GMO Emerging Domestic Opportunities Fund
GMO Emerging Markets Fund
GMO Foreign Fund
GMO Foreign Small Companies Fund
GMO Global Asset Allocation Fund
GMO Global Developed Equity Allocation Fund
GMO Global Equity Allocation Fund
GMO Implementation Fund
GMO International Developed Equity Allocation Fund
GMO International Equity Allocation Fund
GMO International Equity Fund
GMO International Large/Mid Cap Equity Fund
GMO International Small Companies Fund
GMO Opportunistic Income Fund
GMO Quality Fund
GMO Resources Fund
GMO Risk Premium Fund
GMO Special Opportunities Fund
GMO Strategic Opportunities Allocation Fund
GMO SGM Major Markets Fund
GMO Taiwan Fund
GMO Tax-Managed International Equities Fund
GMO U.S. Equity Fund
GMO U.S. Treasury Fund

3.	Investment Company Act File Number: 811-
4347

	Securities Act File Number: 2-98772

4(a).	Last day of fiscal year for which this Form is
filed: February 28, 2018
4(b).	[  ]	Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE, INTEREST
MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c).	[   ]	Check box if this is the last time the
issuer will be filing this Form.


5.		Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to
section 24(f):	$19,512,797,126

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:
	$27,166,575,850

	(iii)	Aggregate price of securities redeemed
or repurchased during any PRIOR fiscal
year ending no earlier than October 11,
1995 that were not previously used to
reduce registration fees payable to the
Commission: $21,767,468,761

	(iv)	Total available redemption credits
		[add items 5(ii) and 5(iii)]:
$48,934,044,611


	(v)	Net sales -- if item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv) from
Item 5(i)]:	$0


	(vi)	Redemption credits available for use
		in future years -- if Item 5(i) is less than
Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
	$(29,421,247,485)


	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x
0.0001245

	(viii)	Registration fee due [multiply Item 5(v)
		by Item 5(vii)] (enter "0" if no fee is
due):	= $0


Certain series of the issuer serve as master funds selling a portion of their shares to corresponding feeder funds
(i.e., series of a separate and distinct issuer that is itself an open-end fund registered under the 1940 Act and subject to Section 24(f) thereof) in accordance with
Section 12(d)(1)(E) of the 1940 Act. Pursuant to no-action relief granted to the issuer (see GMO Trust, SEC No-Action Letter (pub. avail. May 24, 2012)), the issuer has excluded from Item 5(ii) (aggregate price of securities redeemed or repurchased during the fiscal year) an amount of $591,604,537 which represents the net price of securities redeemed or repurchased (i.e., aggregate sales price reduced by the aggregate price of redemptions) of shares of those series of the issuer serving as master funds and redeemed by corresponding feeder funds (which themselves will calculate and pay Rule 24f-2 registration fees on an annual basis). Had this amount been included, the aggregate price of securities redeemed or repurchased during the fiscal year (Item 5(ii)) would have been $28,159,579,540; net sales (Item 5(v)) would have been $0; redemption credits available for use in future years
(Item 5(vi)) would have been $(30,012,852,022); and
the registration fee due (Item 5(viii)) would have been $0.

6.
       Prepaid Shares

If the response to Item 5(i) was
determined by deducting an amount of
securities that were registered under
the Securities Act of 1933 pursuant to
rule 24e-2 as in effect before October
11, 1997, then report the amount of
securities (number of shares or other
units) deducted here: 0.  If there is a
number of shares or other units that
were registered pursuant to rule 24e-2
remaining unsold at the end of the
fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.	Interest due -- if this Form is being filed more
than 90 days after the
	end of the issuer's fiscal year (see Instruction
D):	+ $0.00

8.	Total of the amount of the registration fee due
plus any interest due
	[Item 5(viii) plus Item 7]:	= $0

9.	Date the registration fee and any interest
payment was sent to the
       Commission's lockbox depository:             CIK:


	Method of Delivery:

			[ x ]  None
			[    ]  Wire Transfer
			[    ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
			/s/ Brian Kadehjian

			Assistant Treasurer - Brian
Kadehjian
Date: 	May 24, 2018
*Please print the name and title of the signing officer below the signature.



Information Classification: Limited Access

Information Classification: Limited Access